UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Blockchain & Bitcoin Strategy ETF

Ticker: BITS

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Blockchain & Bitcoin Strategy ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bits/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain & Bitcoin Strategy ETF	$28	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,981,570	3	$100,695	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Exchange-Traded Funds	81.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X Blockchain ETFFootnote Reference**	55.0%
Global X 1-3 Month T-Bill ETFFootnote Reference**	26.6%
Futures Contract - CME Bitcoin	-0.1%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bits/

GX-SA-BITS-2026

Global X Funds

Global X Bitcoin Trend Strategy ETF

Ticker: BTRN

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Bitcoin Trend Strategy ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/btrn/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Trend Strategy ETF	$46	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,939,305	3	$16,172	12.82%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-1.2%
Exchange-Traded Fund	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	67.6%
Futures Contract - CME Micro Bitcoin	-0.2%
Futures Contract - CME Bitcoin	-1.0%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/btrn/

GX-SA-BTRN-2026

Global X Funds

Global X Bitcoin Covered Call ETF

Ticker: BCCC

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Bitcoin Covered Call ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bccc. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Covered Call ETF	$33	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,769,008	7	$40,111	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-2.1%
Exchange-Traded Product	12.1%
Purchased Options	18.1%
U.S. Treasury Obligation	28.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.61%, 06/02/2026	28.6%
Purchased Option - iShares Bitcoin Trust ETF, $35, 06/18/2026	17.4%
VanEck Bitcoin ETF	12.1%
Purchased Option - iShares Bitcoin Trust ETF, $35, 07/31/2026	0.7%
Written Option - iShares Bitcoin Trust ETF, $35, 07/31/2026	-0.1%
Written Option - iShares Bitcoin Trust ETF, $35, 06/18/2026	-0.8%
Written Option - iShares Bitcoin Trust ETF, $43, 05/08/2026	-1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bccc

GX-SA-BCCC-2026

Global X Funds

Global X Ethereum Covered Call ETF

Ticker: EHCC

Principal Listing Exchange: Cboe BZX Exchange

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Ethereum Covered Call ETF (the "Fund") for the period from April 1, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/EHCC. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Ethereum Covered Call ETF	$6	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$773,263	2	$344	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	21.1%
U.S. Treasury Obligation	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.61%, 06/02/2026	29.6%
Purchased Option - iShares Ethereum Trust ETF, $10, 05/01/2026	21.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/EHCC

GX-SA-EHCC-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Blockchain & Bitcoin Strategy ETF (ticker: BITS)
Global X Bitcoin Trend Strategy ETF (ticker: BTRN)
Global X Bitcoin Covered Call ETF (ticker: BCCC)
Global X Ethereum Covered Call ETF (ticker: EHCC)

Semi-Annual Financials and Other Information

April 30, 2026

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 81.6%
International Equity — 55.0%
Global X Blockchain ETF (A)(B)	215,500	$15,931,915
Domestic Fixed Income — 26.6%
Global X 1-3 Month T-Bill ETF (B)(C)	76,900	7,716,915
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,293,447)		23,648,830
TOTAL INVESTMENTS — 81.6% (Cost $20,293,447)		$23,648,830

Percentages are based on Net Assets of $28,981,570.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	34	May-2026	$13,074,046	$13,045,800	$(28,246)

^	Security is held by the Global X Bitcoin Strategy Subsidiary I Limited, as of April 30, 2026.
(A)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$23,648,830	$—	$—	$23,648,830
Total Investments in Securities	$23,648,830	$—	$—	$23,648,830

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(28,246)	$—	$—	$(28,246)
Total Other Financial Instruments	$(28,246)	$—	$—	$(28,246)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Global X Blockchain ETF
$24,125,040	$1,187,280	$(2,477,429)	$(7,251,263)	$348,287	$15,931,915	$267,959	$—
Global X 1-3 Month T-Bill ETF
13,809,125	801,021	(6,875,434)	(15,961)	(1,836)	7,716,915	188,999	—
Totals:
$37,934,165	$1,988,301	$(9,352,863)	$(7,267,224)	$346,451	$23,648,830	$456,958	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Bitcoin Trend Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 67.6%
Domestic Fixed Income — 67.6%
Global X 1-3 Month T-Bill ETF (A)(B)	13,060	$1,310,571
TOTAL EXCHANGE-TRADED FUND (Cost $1,309,839)		1,310,571
TOTAL INVESTMENTS — 67.6% (Cost $1,309,839)		$1,310,571

Percentages are based on Net Assets of $1,939,305.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	3	May-2026	$1,170,568	$1,151,100	$(19,468)
CME Micro Bitcoin^	38	May-2026	296,349	291,612	(4,737)
			$1,466,917	$1,442,712	$(24,205)

^	Security is held by the Global X Bitcoin Trend Strategy Subsidiary Limited, as of April 30, 2026.
(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$1,310,571	$—	$—	$1,310,571
Total Investments in Securities	$1,310,571	$—	$—	$1,310,571

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(24,205)	$—	$—	$(24,205)
Total Other Financial Instruments	$(24,205)	$—	$—	$(24,205)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Bitcoin Trend Strategy ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$3,671,721	$500,775	$(2,858,271)	$(4,706)	$1,052	$1,310,571	$48,085	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Bitcoin Covered Call ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 28.6%
U.S. Treasury Bill 3.612%, 06/02/2026(A)	$2,800,000	$2,791,053
TOTAL U.S. TREASURY OBLIGATION (Cost $2,792,156)		2,791,053

	Shares
EXCHANGE-TRADED PRODUCT — 12.1%
Domestic Equity — 12.1%
VanEck Bitcoin ETF(B)^	54,650	1,180,440
TOTAL EXCHANGE-TRADED PRODUCT (Cost $1,719,807)		1,180,440

PURCHASED OPTIONS^ — 18.1% (Cost $1,786,264)		1,770,131
TOTAL INVESTMENTS — 58.8% (Cost $6,298,227)		$5,741,624

WRITTEN OPTIONS^ — (2.1)%
(Premiums Received $(197,751))		$(205,821)

Percentages are based on Net Assets of $9,769,008.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 18.1%
Call Options
iShares Bitcoin Trust ETF^	1,890	$8,187,480	$35.00	6/18/2026	$1,697,539
iShares Bitcoin Trust ETF^	75	324,900	35.00	7/31/2026	72,592
Total Purchased Options		$8,512,380			$1,770,131
WRITTEN OPTIONS — (2.1)%
Put Options
iShares Bitcoin Trust ETF^	(1,890)	$(8,187,480)	$35.00	6/18/2026	$(85,089)
iShares Bitcoin Trust ETF^	(75)	(324,900)	35.00	7/31/2026	(7,264)

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Bitcoin Covered Call ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
Call Options
iShares Bitcoin Trust ETF^	(1,160)	$(5,025,120)	$43.32	5/8/2026	$(113,468)

Total Written Options		$(13,537,500)			$(205,821)

^	Security is held by the Global X Bitcoin Covered Call Subsidiary Limited, as of April 30, 2026.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	For financial information on the VanEck Bitcoin ETF, please go to the Fund’s website at https://www.vaneck.com/us/en/investments/bitcoin-etf-hodl.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$2,791,053	$—	$2,791,053
Exchange-Traded Product	1,180,440	—	—	1,180,440
Purchased Options	—	1,770,131	—	1,770,131
Total Investments in Securities	$1,180,440	$4,561,184	$—	$5,741,624

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(205,821)	$—	$(205,821)
Total Other Financial Instruments	$—	$(205,821)	$—	$(205,821)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Ethereum Covered Call ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 29.6%
U.S. Treasury Bill 3.612%, 06/02/2026(A)	$230,000	$229,265
TOTAL U.S. TREASURY OBLIGATION (Cost $229,356)		229,265

PURCHASED OPTIONS^ — 21.1% (Cost $145,787)		162,861
TOTAL INVESTMENTS — 50.7% (Cost $375,143)		$392,126

Percentages are based on Net Assets of $773,263.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 21.1%
Call Options
iShares Ethereum Trust ETF^	230	$392,840	$10.00	5/01/2026	$162,861

^	Security is held by the Global X Ethereum Covered Call Subsidiary Limited, as of April 30, 2026.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$229,265	$—	$229,265
Purchased Options	—	162,861	—	162,861
Total Investments in Securities	$—	$392,126	$—	$392,126

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedules of Investments	April 30, 2026 (Unaudited)
Glossary (abbreviations which may be used in preceding Consolidated Schedules of Investments):

Fund Abbreviations

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

Consolidated Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF	Global X Bitcoin Covered Call ETF	Global X Ethereum Covered Call ETF
Assets:
Cost of Investments	$—	$—	$6,298,227	$375,143
Cost of Affiliated Investments	20,293,447	1,309,839	—	—
Investments, at Value	$—	$—	$5,741,624	$392,126
Affiliated Investments, at Value	23,648,830	1,310,571	—	—
Cash	1,727,696	230,970	122,951	610,837
Dividend, Interest, and Securities Lending Income Receivable	4,963	240	—	—
Receivable for Investment Securities Sold	—	—	9,957,349	—
Cash pledged as collateral on Futures Contracts	3,444,091	380,886	—	—
Cash pledged as collateral on Option Contracts	—	—	5,617,500	—
Receivable for Variation Margin on Futures Contracts	164,050	18,142	—	—
Total Assets	28,989,630	1,940,809	21,439,424	1,002,963
Liabilities:
Payable due to Investment Adviser	8,060	1,504	5,755	344
Payable for Investment Securities Purchased	—	—	4,498,917	229,356
Payable for Capital Shares Redeemed	—	—	6,959,923	—
Options Written at Value (Premiums received $–, $–, $197,751 and $–, respectively)	—	—	205,821	—
Total Liabilities	8,060	1,504	11,670,416	229,700
Net Assets	$28,981,570	$1,939,305	$9,769,008	$773,263
Net Assets Consist of:
Paid-in Capital	$36,539,398	$2,137,656	$14,998,369	$766,299
Total Distributable Earnings (Accumulated Losses)	(7,557,828)	(198,351)	(5,229,361)	6,964
Net Assets	$28,981,570	$1,939,305	$9,769,008	$773,263
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	457,123	70,000	670,000	30,000
Net Asset Value, Offering and Redemption Price Per Share	$63.40	$27.70	$14.58	$25.78

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF	Global X Bitcoin Covered Call ETF	Global X Ethereum Covered Call ETF (1)
Investment Income:
Dividend Income, from Affiliated Investments	$456,958	$48,085	$—	$—
Interest Income	94,627	16,795	8,398	—
Total Investment Income	551,585	64,880	8,398	—
Expenses:
Supervision and Administration Fees(2)	100,695	16,172	40,111	344
Custodian Fees(3)	—	37	31	—
Total Expenses	100,695	16,209	40,142	344
Net Investment Income (Loss)	450,890	48,671	(31,744)	(344)
Net Realized Gain (Loss) on:
Investments(4)	1	—	(425,519)	—
Affiliated Investments(4)	346,451	1,052	—	—
Purchased Options	—	—	(2,894,808)	(4,258)
Written Options	—	—	836,094	8,392
Futures Contracts	(7,738,104)	(228,258)	—	—
Payment from Adviser(5)	42,778	855	—	—
Net Realized Gain (Loss)	(7,348,874)	(226,351)	(2,484,233)	4,134
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,929)	(325)	(418,750)	(91)
Affiliated Investments	(7,267,224)	(4,706)	—	—
Purchased Options	—	—	(8,066)	17,074
Written Options	—	—	(5,908)	—
Futures Contracts	582,097	10,154	—	—
Net Change in Unrealized Appreciation (Depreciation)	(6,687,056)	5,123	(432,724)	16,983
Net Realized and Unrealized Gain (Loss)	(14,035,930)	(221,228)	(2,916,957)	21,117
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,585,040)	$(172,557)	$(2,948,701)	$20,773

(1)	The Fund commenced operations on April 1, 2026.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Consolidated Financial Statements.)
(3)	See Note 2 in the Notes to Consolidated Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 5 in the Notes to Consolidated Financial Statements.)
(5)	See Note 3 in the Notes to Consolidated Financial Statements.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	Global X Blockchain & Bitcoin Strategy ETF		Global X Bitcoin Trend Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$450,890	$1,466,407	$48,671	$171,708
Net Realized Gain (Loss)	(7,348,874)	13,472,088	(226,351)	918,817
Net Change in Unrealized Appreciation (Depreciation)	(6,687,056)	8,607,744	5,123	(85,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,585,040)	23,546,239	(172,557)	1,005,510
Distributions:	(6,277,881)	(7,411,732)	(970,369)	(83,565)
Capital Share Transactions:
Issued	2,485,216	26,436,892	277,496	8,424,280
Redeemed	(3,048,991)	(20,116,051)	(2,627,146)	(5,740,700)
Increase (Decrease) in Net Assets from Capital Share Transactions	(563,775)	6,320,841	(2,349,650)	2,683,580
Total Increase (Decrease) in Net Assets	(20,426,696)	22,455,348	(3,492,576)	3,605,525
Net Assets:
Beginning of Year/Period	49,408,266	26,952,918	5,431,881	1,826,356
End of Year/Period	$28,981,570	$49,408,266	$1,939,305	$5,431,881
Share Transactions:
Issued	40,000	300,000	10,000	230,000
Redeemed	(40,000)	(220,000)	(90,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	80,000	(80,000)	80,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	Global X Bitcoin Covered Call ETF		Global X Ethereum Covered Call ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(1)	Period Ended April 30, 2026(2) (Unaudited)
Operations:
Net Investment Loss	$(31,744)	$(18,299)	$(344)
Net Realized Gain (Loss)	(2,484,233)	(323,406)	4,134
Net Change in Unrealized Appreciation (Depreciation)	(432,724)	(131,949)	16,983
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,948,701)	(473,654)	20,773
Distributions:	(2,141,582)	(1,650)	(13,809)
Return of Capital:	—	(1,131,516)	—
Capital Share Transactions:
Issued	835,030	16,235,777	766,299
Redeemed	(604,696)	—	—
Increase in Net Assets from Capital Share Transactions	230,334	16,235,777	766,299
Total Increase (Decrease) in Net Assets	(4,859,949)	14,628,957	773,263
Net Assets:
Beginning of Period	14,628,957	—	—
End of Period	$9,769,008	$14,628,957	$773,263
Share Transactions:
Issued	50,000	650,000	30,000
Redeemed	(30,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	20,000	650,000	30,000

(1)	The Fund commenced operations on June 3, 2025.
(2)	The Fund commenced operations on April 1, 2026.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Blockchain & Bitcoin Strategy ETF
2026 (Unaudited)§	108.09	0.99	(31.64)	(30.65)	(14.04)	—	—
2025	71.47	3.23	52.98	56.21	(19.59)	—	—
2024	38.09	1.58	39.23	40.81	(7.43)	—	—
2023(3)	27.56	0.62	10.21	10.83	(0.30)	—	—
2022(3)(4)	119.00	0.80	(90.72)	(89.92)	(1.52)	—	—
Global X Bitcoin Trend Strategy ETF
2026 (Unaudited)§	36.21	0.44	(1.49)	(1.05)	(7.39)	(0.07)	—
2025	26.09	1.23	9.78	11.01	(0.89)	—	—
2024(5)	33.10	0.61	(7.42)	(6.81)	(0.20)	—	—
Global X Bitcoin Covered Call ETF
2026 (Unaudited)§	22.51	(0.05)	(4.55)	(4.60)	(3.33)	—	—
2025(6)	25.30	(0.07)	1.11 ^	1.04	(0.00)#	—	(3.83)
Global X Ethereum Covered Call ETF
2026 (Unaudited)§(7)	25.25	(0.02)	1.15	1.13	(0.60)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Amount is less than ($0.005).
§	For the period ended April 30, 2026.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022. (See Note 9 in the Notes to Consolidated Financial Statements.)
(4)	The Fund commenced operations on November 15, 2021.
(5)	The Fund commenced operations on March 20, 2024.
(6)	The Fund commenced operations on June 3, 2025.
(7)	The Fund commenced operations on April 1, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(14.04)	63.40	(28.31)	28,982	0.65	†(1)	2.91	†(2)	0.00
(19.59)	108.09	95.05	49,408	0.65	(1)	4.26	(2)	18.03
(7.43)	71.47	111.98	26,953	0.65	(1)	2.57	(2)	37.45
(0.30)	38.09	39.54	13,603	0.65	(1)	1.96	(2)	24.20
(1.52)	27.56	(76.40)	8,061	0.65	†(1)	1.96	†(2)	0.00

(7.46)	27.70	(2.91)	1,939	0.95	†(1)	2.86	†(2)	12.82
(0.89)	36.21	42.33	5,432	0.95	(1)	3.29	(2)	75.95
(0.20)	26.09	(20.60)	1,826	0.95	†(1)	3.59	†(2)	42.49

(3.33)	14.58	(21.07)	9,769	0.75	†(1)	(0.59	)†(2)	0.00
(3.83)	22.51	3.60	14,629	0.75	†(1)	(0.65	)†(2)	14.61

(0.60)	25.78	4.46	773	0.75	†	(0.75	)†	0.00

The accompanying notes are an integral part of the financial statements.

Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2026, the Trust had one hundred twenty-four portfolios, one hundred fifteen of which were operational. The financial statements herein and the related notes pertain to the Global X Blockchain & Bitcoin Strategy ETF, Global X Bitcoin Trend Strategy ETF, Global X Bitcoin Covered Call ETF and Global X Ethereum Covered Call ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

The Global X Ethereum Covered Call ETF commenced operations on April 1, 2026.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside of the United States (a “Significant Event”) has occurred between the Fund’s security, the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in nonactive markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Consolidated Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2026. The Funds continuously monitors the credit standing of each broker or counterparty with whom they conducts business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Consolidated Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Consolidated Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Consolidated Schedules of Investments for details regarding open futures contracts as of April 30, 2026.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Blockchain & Bitcoin Strategy ETF	10,000	$50	$50
Global X Bitcoin Trend Strategy ETF	10,000	50	50
Global X Bitcoin Covered Call ETF	10,000	250	250
Global X Ethereum Covered Call ETF	10,000	250	250

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if the Global X Bitcoin Trend Strategy ETF has a cash overdraft on a given day, it is assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if the Global X Blockchain & Bitcoin Strategy ETF, Global X Bitcoin Covered Call ETF and Global X Ethereum Covered Call ETF have a cash overdraft, they will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Consolidated Statements of Assets and Liabilities and Custodian Fees on the Consolidated Statements of Operations, if applicable.

OPTIONS/SWAPTIONS WRITING/PURCHASING — To the extent consistent with their investment policies, certain Funds may either purchase or write options.

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Consolidated Statements of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X Bitcoin Covered Call ETF and Global X Ethereum Covered Call ETF may write call and/or put options that correspond to their respective reference index. By writing a call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Consolidated Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Consolidated Statements of Operations.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), the Funds pay a monthly fee to the Adviser at the annual rate (stated as a percentage of each Fund’s respective average daily net assets) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Global X Blockchain & Bitcoin Strategy ETF, Global X Bitcoin Trend Strategy ETF and

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Global X Bitcoin Covered Call ETF in affiliated investment companies. For the period ended April 30, 2026, the Adviser paid acquired fund fees and expenses of $42,778 for the Global X Blockchain & Bitcoin Strategy ETF and $855 for the Global X Bitcoin Trend Strategy ETF, and made such reimbursement payments to the Funds on a monthly basis. These amounts are included in Payment from Adviser on the Consolidated Statements of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Blockchain & Bitcoin Strategy ETF	0.65%
Global X Bitcoin Trend Strategy ETF	0.95%
Global X Bitcoin Covered Call ETF	0.75%
Global X Ethereum Covered Call ETF	0.75%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of the Funds Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and Transfer Agent of the Global X Bitcoin Trend Strategy ETF. As Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

the Fund; (ii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (i) issue and redeem Shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY serves as Custodian and Transfer Agent to the Trust on behalf of the Global X Blockchain & Bitcoin Strategy ETF, Global X Bitcoin Covered Call ETF and Global X Ethereum Covered Call ETF. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. BASIS FOR CONSOLIDATIONS FOR THE GLOBAL X BITCOIN STRATEGY SUBSIDIARY I LIMITED, GLOBAL X BITCOIN TREND STRATEGY SUBSIDIARY LIMITED, GLOBAL X BITCOIN COVERED CALL SUBSIDIARY LIMITED AND GLOBALX ETHEREUM COVERED CALL SUBSIDIARY LIMITED

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds include the accounts of each Fund’s wholly-owned subsidiary (each, a “Subsidiary” and together the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Global X Bitcoin Strategy Subsidiary I Limited, Global X Bitcoin Trend Strategy Subsidiary Limited, Global X Bitcoin Covered Call Subsidiary

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

4. BASIS FOR CONSOLIDATIONS FOR THE GLOBAL X BITCOIN STRATEGY SUBSIDIARY I LIMITED, GLOBAL X BITCOIN TREND STRATEGY SUBSIDIARY LIMITED, GLOBAL X BITCOIN COVERED CALL SUBSIDIARY LIMITED AND GLOBALX ETHEREUM COVERED CALL SUBSIDIARY LIMITED (continued)

Limited and Global X Ethereum Covered Call Subsidiary Limited, have a fiscal year end and conforming tax year end of October 31.

The Subsidiaries are classified as controlled foreign corporations under the Code. Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Funds may invest up to 25% of their total assets in their respective Subsidiaries.

A summary of each Fund’s investments in its respective Subsidiary are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at April 30, 2026	% of Total Net Assets at April 30, 2026
Global X Bitcoin Strategy Subsidiary I Limited	November 15, 2021	$4,930,094	17.0%
Global X Bitcoin Trend Strategy Subsidiary Limited	March 20, 2024	435,111	22.4
Global X Bitcoin Covered Call Subsidiary Limited	June 3, 2025	2,790,016	28.6
Global X Ethereum Covered Call Subsidiary Limited	April 1, 2026	166,491	21.5

As of April 30, 2026, the Global X Bitcoin Covered Call ETF’s ownership of the shares of the Global X Bitcoin Covered Call Subsidiary Limited exceed 25% of net assets but it is below 25% of the Fund’s total assets, consequently the Fund is in compliance with IRC §851(b)(3)(B).

5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Blockchain & Bitcoin Strategy ETF	$–	$6,508,303
Global X Bitcoin Trend Strategy ETF	3,395,984	1,252,561
Global X Bitcoin Covered Call ETF	5,484,531	7,562,238
Global X Ethereum Covered Call ETF	229,356	–

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. INVESTMENT TRANSACTIONS (continued)

During the period ended April 30, 2026, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Blockchain & Bitcoin Strategy ETF	$1,988,300	$2,844,560	$697,152
Global X Bitcoin Trend Strategy ETF	200,340	1,904,900	1,083

6. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Consolidated Statements of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2026.

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	Unrealized appreciation on Futures Contracts	$–	*	Commodity contracts	Unrealized depreciation on Futures Contracts	$28,246	*
Total Derivatives not accounted for as hedging instruments		$–				$28,246

Global X Bitcoin Trend Strategy ETF
Commodity contracts	Unrealized appreciation on Futures Contracts	$–	*	Commodity contracts	Unrealized depreciation on Futures Contracts	$24,205	*
Total Derivatives not accounted for as hedging instruments		$–				$24,205

Global X Bitcoin Covered Call ETF
Equity contracts	Investments, at value	$1,770,131	**	Equity contracts	Options written, at value	$205,821
Total Derivatives not accounted for as hedging instruments		$1,770,131				$205,821

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Ethereum Covered Call ETF
Equity contracts	Investments, at value	$162,861	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$162,861				$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets & Liabilities.

**Includes purchased options and/or swaptions.

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended April 30, 2026:

Amount of realized gain (loss) on derivatives reported within the income section of Consolidated Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	$—	$—	$(7,738,104)

Global X Bitcoin Trend Strategy ETF
Commodity contracts	$—	$—	$(228,258)

Global X Bitcoin Covered Call ETF
Equity contracts	$(2,894,808)	$836,094	$—

Global X Ethereum Covered Call ETF
Equity contracts	$(4,258)	$8,392	$—

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Consolidated Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	$—	$—	$582,097

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options	Futures Contracts
Global X Bitcoin Trend Strategy ETF
Commodity contracts	$—	$—	$10,154

Global X Bitcoin Covered Call ETF
Equity contracts	$(8,066)	$(5,908)	$—

Global X Ethereum Covered Call ETF
Equity contracts	$17,074	$—	$—

The following table discloses the average monthly balances of the Funds’ futures activity during the period ended April 30, 2026:

	Average Notional Balance Short	Average Notional Balance Long
Global X Blockchain & Bitcoin Strategy ETF	$–	$13,951,687
Global X Bitcoin Trend Strategy ETF	–	244,486

The following table discloses the average monthly balances of the Fund’s options activity during the period ended April 30, 2026:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X Bitcoin Covered Call ETF	$(311,083)	$2,023,301
Global X Ethereum Covered Call ETF	–	145,787

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. TAX INFORMATION (continued)

The permanent differences are primarily attributable to redemptions in kind and investment in wholly owned subsidiary.

The tax character of dividends and distributions declared for the years or periods ending October 31, 2025 and October 31, 2024 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Blockchain & Bitcoin Strategy ETF
2025	$7,411,732	$–	$–	$7,411,732
2024	3,225,532	–	–	3,225,532
Global X Bitcoin Trend Strategy ETF
2025	$83,565	$–	$–	$83,565
2024	16,376	–	–	16,376
Global X Bitcoin Covered Call ETF
2025	$1,650	$–	$1,131,516	$1,133,166

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF	Global X Bitcoin Covered Call ETF
Undistributed Ordinary Income	$5,902,669	$941,795	$–
Capital Loss Carryforwards	(4,219,807)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	10,622,230	2,782	(131,949)
Other Temporary Differences	1	(2)	(7,129)
Total Distributable Earnings (Accumulated Losses)	$12,305,093	$944,575	$(139,078)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2026 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Blockchain & Bitcoin Strategy ETF	$20,293,447	$3,355,383	$–	$3,355,383
Global X Bitcoin Trend Strategy ETF	1,309,839	732	–	732
Global X Bitcoin Covered Call ETF	6,298,227	–	(556,603)	(556,603)

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Ethereum Covered Call ETF	$375,143	$17,074	$(91)	$16,983

8. CONCENTRATION OF RISKS

The Funds are exposed to the risks of investing in cryptocurrencies such as bitcoin or ether. Cryptocurrencies are a relatively new and highly speculative investment. Because each Fund may, at times, focus its investments in cryptocurrencies, it may be susceptible to increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole.

Cryptocurrency, often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. Each Fund will have exposure to cryptocurrencies indirectly through investments in derivative instruments and may have exposure to cryptocurrencies other than bitcoin or ether. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility, and related investment vehicles that invest in cryptocurrencies may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges have stopped operating and have permanently shut down due to fraud, technical glitches, hackers or malware. Cryptocurrency exchanges are new, largely unregulated, and may be more exposed to fraud. Cryptocurrency risk may also entail the following risks: cryptocurrency derivatives counterparty risk; cryptocurrency derivatives liquidity risk; cryptocurrency futures capacity risk; cryptocurrency tax risk; cryptocurrency custody risk; digital asset regulatory risk; fork and air drop risk; and irrevocability of transactions risk.

Bitcoin is a digital asset of which the ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows an agreed upon set of rules and procedures. This network is referred to as the “bitcoin network,” and the rules and procedures governing the bitcoin network are commonly referred to as the “bitcoin protocol.” The bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the “bitcoin blockchain.” Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Although nascent in use, bitcoin may be used as a medium of exchange, unit of account or store of value. The value of bitcoin, like the value of other digital assets, is not backed by any government, corporation or other

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

identified body. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through the bitcoin protocol, which allows bitcoin to be sent to a publicly available address that is generated from a private numerical key, but which prevents anyone other than the holder of such private numerical key from accessing the bitcoin associated with the publicly available address. The supply of bitcoin is constrained or formulated by its protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. No single entity owns or operates the bitcoin network, the infrastructure of which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the bitcoin protocol and the software that enforces the protocol and (3) users who choose what bitcoin software to run. Bitcoin was released in 2009 and, as a result, there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender. Bitcoin is “stored” or reflected on a blockchain. A blockchain is a distributed, digital ledger that records and stores transaction data of digital assets in units called “blocks.”

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network allows people to exchange tokens of value, called ether (or “ETH”), which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user to end-user transactions under a barter system. The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol. The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. Following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Protocol through a process that is currently subject to an issuance and burn rate. “Burning” refers to the process through which tokens are permanently removed from the circulating supply. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

software, may be created. This is often referred to as a “fork.” The price of the Ether futures contracts in which the Fund invests may reflect the impact of these forks.

Further, the Ethereum Network allows users to write and implement “smart contracts,” which are cryptographic operations that verify and secure Ether transactions. A smart contract operates by a pre-defined set of rules that allows it to automate transactions on the blockchain through code that self-executes on every computer in the Ethereum Network. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum Network. Smart contract operations are executed on the Ethereum Network in exchange for payment of ether. The Ethereum Network is one of a number of projects intended to expand blockchain use beyond a peer-to-peer money system. Unlike other digital assets, which are solely created through a progressive mining process, 72.0 million ether were created in connection with the launch of the Ethereum network.

Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain.

Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. For example, companies that operate trading platforms and/or exchanges may face heightened regulatory risks associated with their operations. The U.S. Securities and Exchange Commission (the “SEC”) has made several public statements indicating that some cryptocurrency exchanges may be operating as unregistered securities exchanges in violation of applicable regulations. In August 2021, the SEC settled charges with Poloniex for selling digital asset securities between 2017 and 2019 without registering as a national securities exchange. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies and could even result in the outright prohibition of certain business activities. For example, on September 24, 2021, multiple Chinese regulators issued prohibitions

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

on all cryptocurrency transactions and mining. Any further restrictions imposed by governments (including China or the U.S.) on cryptocurrency related activities may adversely impact Blockchain companies, and in turn the Funds. Blockchain companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact their viability. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

Cryptocurrency (notably, bitcoin), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Funds will have exposure to bitcoin, indirectly through investment in Bitcoin Futures, and individual Blockchain Companies held by the Funds may have exposure to cryptocurrencies, including cryptocurrencies other than bitcoin. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility, and related investment vehicles that invest in cryptocurrencies may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Some cryptocurrency have stopped operating and have permanently shut down due to fraud, technical glitches, hackers or malware. Cryptocurrency exchanges are new, largely unregulated, and may be more exposed to fraud. In November 2022, FTX, a Bahamas-based crypto asset exchange, collapsed due to a liquidity crisis of the company’s token, FTT, thus leading FTX to file for bankruptcy. An investigation into the collapse uncovered unauthorized movements and use of client assets to a sister company of FTX, Alameda Research, a crypto asset hedge fund. The collapse of FTX resulted in a ripple effect across the crypto asset industry, with the price of bitcoin falling to the lowest levels in calendar year 2022. Further, some crypto trading platforms may be operating out of compliance with regulation and are, or may become, subject to enforcement actions by regulatory authorities. In June 2023, the SEC charged the owners and operators of Binance, the largest crypto asset exchange in the world, with operating unregistered exchanges, broker-dealers, and clearing agencies; misrepresenting trading controls and oversight of its platform; and the unregistered offer and sale of securities. In November 2023, the SEC similarly charged Payward Inc. and Payward Ventures Inc., together known as Kraken, with operating an unregistered securities exchange, broker, dealer, and clearing agency.

A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

and time. The risks of futures contracts include but are not limited to: (1) the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) there being no guarantee that an active market will exist for the contracts at any particular time. Trading in the cash bitcoin market remains difficult as compared to more traditional cash markets, and in particular, short selling bitcoin remains challenging and costly. As a result of these features of the bitcoin cash market, market makers and arbitrageurs may not be as willing to participate in the Bitcoin Futures market as they are in other futures markets. Each of these factors may increase the likelihood that the price of Bitcoin Futures will be volatile and/or will deviate from the price of bitcoin. Bitcoin Futures may experience significant price volatility. Exchange-specified collateral for Bitcoin Futures is substantially higher than for most other futures contracts, and collateral may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. In addition, futures commission merchants (“FCMs”) may require collateral beyond the exchange’s minimum requirement. FCMs may also restrict trading activity in Bitcoin Futures by imposing position limits, prohibiting short selling of Bitcoin Futures or prohibiting trades where the executing broker places a trade on behalf of another broker (so-called “give-up transactions”). Although the Funds will only take long positions in Bitcoin Futures, restrictions on the ability of certain market participants to take short Bitcoin Futures positions may ultimately constrain the Funds’ ability to take long positions in Bitcoin Futures or may impact the price at which the Funds are able to take such positions. Bitcoin Futures are subject to daily limits that may impede a market participant’s ability to exit a position during a period of high volatility.

The Funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

The Global X Bitcoin Trend Strategy ETF invests in the constituents of the CoinDesk Bitcoin Trend Indicator Futures Index (the “Underlying Index”) and other securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the constituents that comprise the Underlying Index, such as U.S. listed Bitcoin Futures ETFs. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Underlying Index systematically and dynamically allocates between (i) U.S. exchange-traded bitcoin futures contracts, and (ii) the Global X 1-3 Month T-Bill ETF, a passively managed ETF and affiliate of the Fund. The Underlying Index allocates between these two exposures based on the value of the Bitcoin Trend Indicator (the “Signal”), a dynamic quantitative signal developed and administrated by CoinDesk Indices, Inc., which aims to detect the presence, direction, and strength of the price trend in bitcoin.

The Global X Blockchain & Bitcoin Strategy ETF, Global X Bitcoin Covered Call ETF, and Global X Ethereum Covered Call ETF are actively managed.

Certain Funds may invest in derivative instruments, such as options and futures, which expose the Funds to risks associated with investments in derivative instruments. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. Adverse price movements in a derivative instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument. By writing (selling) call options in return for the receipt of premiums, a Fund will incur a loss when the value of a reference asset increases above the exercise price of such options, less any premiums received from the written calls. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying asset over time.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. Each Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Please refer to each Fund’s prospectus and statement of additional information for a more complete description of risks.

9. REVERSE SHARE SPLIT

The Board approved a reverse share split of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain & Bitcoin Strategy ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding shares

Notes to Consolidated Financial Statements (Continued)

April 30, 2026 (Unaudited)

9. REVERSE SHARE SPLIT (continued)

of the Fund by four, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Consolidated Statements of Changes in Net Assets and the per share data in the Consolidated Financial Highlights for the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. LOANS OF PORTFOLIO SECURITIES

Mitsubishi UFJ Trust and Banking Corporation (“MUFJ”) serves as the securities lending agent for the Global X Bitcoin Trend Strategy ETF.

The Global X Bitcoin Trend Strategy ETF may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with MUFJ are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Consolidated Statements of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by the Custodian, and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and

Notes to Consolidated Financial Statements (Concluded)

April 30, 2026 (Unaudited)

11. LOANS OF PORTFOLIO SECURITIES (continued)

other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Consolidated Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Consolidated Schedule of Investments.

Securities lending transactions are entered into by the Global X Bitcoin Trend Strategy ETF under the securities lending agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

12. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

13. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting (the “New Fund Board Meeting”) of the Global X Funds (the “Trust”) held on November 20, 2025, with respect to the Global X Ethereum Covered Call ETF (the “New Fund”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 20, 2025 (the “November Board Meeting” and together with the New Fund Board Meeting, the “Board Meetings”), called

Other Information (Form N-CSRS Items 8-11) (Continued)

for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR other than the Global X Ethereum Covered Call ETF (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

—	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

—	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

—	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the

Other Information (Form N-CSRS Items 8-11) (Continued)

New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

—	the New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

—	the quality of Global X Management’s resources and personnel that would be made available to the New fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

—	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

—	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and

Other Information (Form N-CSRS Items 8-11) (Continued)

quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Fund compared to the average and median of the New Fund’s peer group. The Board noted that the New Fund’s proposed Management Fee was 6 basis points below the peer group average and equal to the peer group median, and that its total expenses were expected to be 7 basis points below the peer group average and equal to the peer group median, and that Global X Management believed that the fees were within the range of the fees and expenses of the comparable funds;

—	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

—	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Other Information (Form N-CSRS Items 8-11) (Continued)

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

—	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in seeking to assure that the New Fund is attractive to investors; and

—	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to

Other Information (Form N-CSRS Items 8-11) (Continued)

be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

—	each Renewal Fund’s investment strategies and, to the extent that a Renewal Fund invests in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-, and three-year or since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of each Renewal Fund in absolute terms and compared to its broad-

Other Information (Form N-CSRS Items 8-11) (Continued)

based and additional performance benchmark (as applicable) for the one-, and three-year or since-inception periods;

—	the investment strategy of the Renewal Funds and the impact of investment decisions on the Renewal Fund’s performance, including with respect to security selection and/or sector allocation;

—	with respect to the Global X Bitcoin Trend Strategy ETF, the tracking error of the Renewal Fund and the performance of the Renewal Fund compared against its underlying index; and

—	the impact of prevailing market conditions on the performance of each Renewal Fund in light of its investment objective.

The Board noted that each Renewal Fund’s performance was positive over the one-, three-, and since-inception periods, as applicable. Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of each Renewal Fund’s shareholders.

Other Information (Form N-CSRS Items 8-11) (Continued)

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

—	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the Global X Bitcoin Trend Strategy ETF, the Board noted that the Renewal Fund’s Management Fee was 9 basis points higher than the peer group average and 10 basis points higher than the peer group median and its total expenses were 98 basis points lower than the peer group average and were equal to the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s unique allocation strategy and were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary

Other Information (Form N-CSRS Items 8-11) (Concluded)

Management Fee for the Renewal Funds reflected these economies of scale. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in seeking to assure that the Renewal Funds are attractive to investors; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-010-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c) Management has completed the remediation efforts relating to a previously reported material weakness in the Registrant’s internal controls over financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

As of October 31, 2025, management concluded that it did not design or maintain controls relating to the accuracy and completeness of fees charged by the futures commissions merchant (FCM) on non-cash collateral posted for futures transactions Global X Blockchain & Bitcoin Strategy ETF and Global X Bitcoin Trend Strategy ETF. This material weakness did not result in a misstatement of previously issued financial statements. This material weakness resulted in audit adjustments, the adjustments which were reflected in the financial statements of the Funds to increase due from broker and net investment income for the year ended October 31, 2025.

Management has remediated the material weakness related to the accrual and review of non-cash collateral fees through the implementation of enhanced daily controls, improved reporting, and independent reconciliation procedures. The remediation included the implementation of a detailed daily FCM report, a transition from a monthly to a daily accrual methodology, and independent daily calculations and reconciliations performed by Management.

As a result of these remediation activities, management has determined that the Registrant’s internal controls over financial reporting are designed appropriately and at a sufficient level of precision and have been operating effectively for a sufficient period of time, such that the material weakness previously identified as of October 31, 2025, has been remediated as of April 30, 2026.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: July 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: July 9, 2026